Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

LAMAR ADVERTISING COMPANY

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years Ended December 31, 2015, 2014 and 2013

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2015
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,957	6,506	5,479	$8,984
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,995,092	66,490	2,233	$2,059,349
Year ended December 31, 2014
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	5,947	5,605	$7,957
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,900,026	96,139	1,073	$1,995,092
Year ended December 31, 2013
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	6,034	6,034	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,794,415	106,533	922	$1,900,026

LAMAR MEDIA CORP [Member]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

LAMAR MEDIA CORP.

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years Ended December 31, 2015, 2014 and 2013

(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at end of Period
Year Ended December 31, 2015
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,957	6,506	5,479	$8,984
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,994,146	66,490	2,233	$2,058,403
Year Ended December 31, 2014
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	5,947	5,605	$7,957
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,899,080	96,139	1,073	$1,994,146
Year Ended December 31, 2013
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$7,615	6,034	6,034	$7,615
Deducted in balance sheet from intangible assets:
Amortization of intangible assets	$1,793,476	106,533	929	$1,899,080